Vanguard International Dividend Appreciation Index Fund Shareholder Fees - Admiral Prospectus [Member] - Vanguard International Dividend Appreciation Index Fund - Admiral Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage)	0.25%
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(0.25%)
Maximum Account Fee	$ 25